Consolidated Statements of Stockholders’ Deficit - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock	Series A Preferred Stock	Class A Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2021	$ 19,973		$ 1,392	$ 163,818	$ (210,062)	$ (108)	$ (44,960)
Balance (in Shares) at Dec. 31, 2021	4,000,000		139,162,672
Retrospective application of Merger	$ (19,973)		$ (1,391)	21,364			19,973
Retrospective application of Merger (in Shares)	(4,000,000)		(129,039,485)
Deemed capital contribution from related party (Note 9)				4,722			4,722
Foreign currency translation adjustment						(7)	(7)
Net loss					(15,923)		(15,923)
Common stock surrendered
Common stock surrendered (in Shares)			(606)
Balance at Dec. 31, 2022			$ 1	189,904	(225,985)	(115)	(36,195)
Balance (in Shares) at Dec. 31, 2022			10,122,581
Deemed capital contribution from related party (Note 9)				18,702			18,702
Foreign currency translation adjustment						(3)	(3)
Net loss					(29,908)		(29,908)
Exchange of redeemable Convertible preferred stock for Class A Common stock in connection with Merger (Note 3)
Conversion of Convertible Notes into Class A Common stock in connection with Merger (Note 3)			$ 1	27,493			27,494
Conversion of Convertible Notes into Class A Common stock in connection with Merger (Note 3) (in Shares)			4,874,707
Conversion of Envoy Bridge Note into Series A Preferred stock in connection with Merger (Note 3)				10,982			10,982
Conversion of Envoy Bridge Note into Series A Preferred stock in connection with Merger (Note 3) (in Shares)		1,000,000
Preferred stock subscriptions (Note 3)				2,000			2,000
Net exercise of warrants (related party) (Note 10)
Net exercise of warrants (related party) (Note 10) (in Shares)			2,702
Merger net of redemptions and transaction costs (Note 3)				(1,785)			(1,785)
Merger net of redemptions and transaction costs (Note 3) (in Shares)		2,500,000	4,115,874
Meteora forward purchase agreement shares (Note 3)				(1,384)			(1,384)
Meteora forward purchase agreement shares (Note 3) (in Shares)			434,118
Issuance of Series A Preferred Stock to PIPE Investors (Note 3)				10,000			10,000
Issuance of Series A Preferred Stock to PIPE Investors (Note 3) (in Shares)		1,000,000
Stock issued on December 14, 2023				109			109
Stock issued on December 14, 2023 (in Shares)			50,000
Dividends on the Series A Preferred Shares					(1,349)		(1,349)
Stock-based compensation				1,575			1,575
Return of the subscription proceeds for the additional Series A Preferred Stock				(2,000)			(2,000)
Balance at Dec. 31, 2023			$ 2	$ 255,596	$ (257,242)	$ (118)	$ (1,762)
Balance (in Shares) at Dec. 31, 2023		4,500,000	19,599,982